LONG SERVICE AWARDS ("LSA") PROVISIONS (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2025 USD ($)
LONG SERVICE AWARDS ("LSA") PROVISIONS
Long service award provisions	Rp 1,308	Rp 1,192	Rp 1,153	$ 78
Long service award expense	Rp 284	Rp 226	Rp 289